Stockholders' Equity (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	1 Months Ended
	May 31, 2014	Sep. 30, 2014	Apr. 30, 2014 Don L. Rose and Patricia Rose [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Percentage of voting rights		50.00%
Stock shares issued during period for founders, shares			20,000,000
Stock shares issued during period for founders, value	$ 2,000	$ 2,000	$ 1,000
Equity issuance price per share			$ 0.0001
Common stock, shares outstanding	20,000,000	20,000,000